NUVEEN SMALL CAP GROWTH OPPORTUNITIES FUND

SUPPLEMENT DATED NOVEMBER 8, 2016

TO THE SUMMARY PROSPECTUS DATED JUNE 30, 2016

Effective immediately, Robert S. McDougall is no longer a portfolio manager for the fund. Jon A. Loth will serve as the sole portfolio manager for the fund.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-SCGOS-1116P